Accounts receivable, net (Details 2) - Mar. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Accounts receivable, net
2017	$ 5,082	¥ 31,504
2018	4,980	30,874
2019	4,700	29,133
2020	4,768	29,558
2021 and thereafter	29,701	184,118
Non-current gross accounts receivable due for payment	$ 49,231	¥ 305,187